VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Core Growth Fund

Supplement dated March 2, 2010
to each of the
Summary Prospectus dated December 30, 2009
and the
Prospectus dated December 30, 2009,
each as previously supplemented on December 30, 2009

The Summary Prospectus and the Prospectus are hereby supplemented as follows:

Effective immediately, the Fund is suspending the continuous offering of its Class R Shares and thus, no further purchases of Class R Shares of the Fund may be made by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CGSPT 3/10